Subsequent Events (Details) - Subsequent Event [Member] - Equity Incentive Plan [Member] - Restricted Stock [Member]	Feb. 01, 2018 $ / shares shares
Equity Incentive Plan [Abstract]
Shares granted (in shares)	1,260,000
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 1.035
Vesting period	2 years
Shares vested (in shares)	420,024
Vesting October 1, 2018 [Member]
Equity Incentive Plan [Abstract]
Shares outstanding (in shares)	419,988
Vesting October 1, 2019 [Member]
Equity Incentive Plan [Abstract]
Shares outstanding (in shares)	419,988
Board of Directors [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)	575,000
Certain Other Employees [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)	665,000
Non-Employee [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)	20,000